Long-Term Debt (Details 2) (USD $)	Mar. 31, 2013	Dec. 31, 2012
Summary of principal repayments of long term debt
2013	$ 313,915
2014	252,183
2015	450,000
Loan Payable	$ 1,016,098	$ 1,164,185